Pension and Severance Benefits (Allocation of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan and Severance
Fair value of plan assets	$ 24,644	$ 23,578
Level 1
Defined Benefit Plan and Severance
Fair value of plan assets	17,310	16,060
Level 2
Defined Benefit Plan and Severance
Fair value of plan assets	7,334	7,518
Level 3
Defined Benefit Plan and Severance
Fair value of plan assets	0	0
Domestic Plans
Defined Benefit Plan and Severance
Fair value of plan assets	19,468	18,505	19,249
Domestic Plans | Level 1
Defined Benefit Plan and Severance
Fair value of plan assets	14,953	13,713
Domestic Plans | Level 2
Defined Benefit Plan and Severance
Fair value of plan assets	4,515	4,792
Domestic Plans | Level 3
Defined Benefit Plan and Severance
Fair value of plan assets	0	0
Domestic Plans | Money market accounts
Defined Benefit Plan and Severance
Fair value of plan assets	393	538
Domestic Plans | Money market accounts | Level 1
Defined Benefit Plan and Severance
Fair value of plan assets	393	538
Domestic Plans | Money market accounts | Level 2
Defined Benefit Plan and Severance
Fair value of plan assets	0	0
Domestic Plans | Money market accounts | Level 3
Defined Benefit Plan and Severance
Fair value of plan assets	0	0
Domestic Plans | Domestic mutual funds
Defined Benefit Plan and Severance
Fair value of plan assets	7,207	6,546
Domestic Plans | Domestic mutual funds | Level 1
Defined Benefit Plan and Severance
Fair value of plan assets	7,207	6,546
Domestic Plans | Domestic mutual funds | Level 2
Defined Benefit Plan and Severance
Fair value of plan assets	0	0
Domestic Plans | Domestic mutual funds | Level 3
Defined Benefit Plan and Severance
Fair value of plan assets	0	0
Domestic Plans | International mutual funds
Defined Benefit Plan and Severance
Fair value of plan assets	2,280	1,912
Domestic Plans | International mutual funds | Level 1
Defined Benefit Plan and Severance
Fair value of plan assets	2,280	1,912
Domestic Plans | International mutual funds | Level 2
Defined Benefit Plan and Severance
Fair value of plan assets	0	0
Domestic Plans | International mutual funds | Level 3
Defined Benefit Plan and Severance
Fair value of plan assets	0	0
Domestic Plans | Domestic large-cap common stock
Defined Benefit Plan and Severance
Fair value of plan assets	5,045	4,717
Domestic Plans | Domestic large-cap common stock | Level 1
Defined Benefit Plan and Severance
Fair value of plan assets	5,045	4,717
Domestic Plans | Domestic large-cap common stock | Level 2
Defined Benefit Plan and Severance
Fair value of plan assets	0	0
Domestic Plans | Domestic large-cap common stock | Level 3
Defined Benefit Plan and Severance
Fair value of plan assets	0	0
Domestic Plans | Corporate bonds
Defined Benefit Plan and Severance
Fair value of plan assets	2,442	2,642
Domestic Plans | Corporate bonds | Level 1
Defined Benefit Plan and Severance
Fair value of plan assets	0	0
Domestic Plans | Corporate bonds | Level 2
Defined Benefit Plan and Severance
Fair value of plan assets	2,442	2,642
Domestic Plans | Corporate bonds | Level 3
Defined Benefit Plan and Severance
Fair value of plan assets	0	0
Domestic Plans | Mortgage/asset-backed securities
Defined Benefit Plan and Severance
Fair value of plan assets	1,795	1,968
Domestic Plans | Mortgage/asset-backed securities | Level 1
Defined Benefit Plan and Severance
Fair value of plan assets	0	0
Domestic Plans | Mortgage/asset-backed securities | Level 2
Defined Benefit Plan and Severance
Fair value of plan assets	1,795	1,968
Domestic Plans | Mortgage/asset-backed securities | Level 3
Defined Benefit Plan and Severance
Fair value of plan assets	0	0
Domestic Plans | Other
Defined Benefit Plan and Severance
Fair value of plan assets	306	182
Domestic Plans | Other | Level 1
Defined Benefit Plan and Severance
Fair value of plan assets	28	0
Domestic Plans | Other | Level 2
Defined Benefit Plan and Severance
Fair value of plan assets	278	182
Domestic Plans | Other | Level 3
Defined Benefit Plan and Severance
Fair value of plan assets	0	0
Foreign Plans
Defined Benefit Plan and Severance
Fair value of plan assets	5,176	5,073	5,014
Foreign Plans | Level 1
Defined Benefit Plan and Severance
Fair value of plan assets	2,357	2,347
Foreign Plans | Level 2
Defined Benefit Plan and Severance
Fair value of plan assets	2,819	2,726
Foreign Plans | Level 3
Defined Benefit Plan and Severance
Fair value of plan assets	0	0
Foreign Plans | Cash and equivalents
Defined Benefit Plan and Severance
Fair value of plan assets	2,158	2,347
Foreign Plans | Cash and equivalents | Level 1
Defined Benefit Plan and Severance
Fair value of plan assets	2,158	2,347
Foreign Plans | Cash and equivalents | Level 2
Defined Benefit Plan and Severance
Fair value of plan assets	0	0
Foreign Plans | Cash and equivalents | Level 3
Defined Benefit Plan and Severance
Fair value of plan assets	0	0
Foreign Plans | Equity securities
Defined Benefit Plan and Severance
Fair value of plan assets	199
Foreign Plans | Equity securities | Level 1
Defined Benefit Plan and Severance
Fair value of plan assets	199
Foreign Plans | Equity securities | Level 2
Defined Benefit Plan and Severance
Fair value of plan assets	0
Foreign Plans | Equity securities | Level 3
Defined Benefit Plan and Severance
Fair value of plan assets	0
Foreign Plans | Fixed income securities
Defined Benefit Plan and Severance
Fair value of plan assets	2,819	2,726
Foreign Plans | Fixed income securities | Level 1
Defined Benefit Plan and Severance
Fair value of plan assets	0	0
Foreign Plans | Fixed income securities | Level 2
Defined Benefit Plan and Severance
Fair value of plan assets	2,819	2,726
Foreign Plans | Fixed income securities | Level 3
Defined Benefit Plan and Severance
Fair value of plan assets	$ 0	$ 0